AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Affiliated Mutual Fund — 90.2%
Fixed Income
AST Target Maturity Central Portfolio*(wa) (cost $7,471,394)	803,686	$8,599,437

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 9.2%
U.S. Treasury Notes
4.250%	12/31/24	875	873,975
(cost $873,154)

Total Long-Term Investments (cost $8,344,548)				9,473,412

	Shares
Short-Term Investment — 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $257,924)(wa)	257,924	257,924

TOTAL INVESTMENTS—102.1% (cost $8,602,472)		9,731,336

Liabilities in excess of other assets(z) — (2.1)%		(200,506)

Net Assets — 100.0%		$9,530,830

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	3 Month CME SOFR	Dec. 2024	$714,525	$3,182
Short Positions:
7	2 Year U.S. Treasury Notes	Dec. 2024	1,457,695	(3,585)
21	5 Year U.S. Treasury Notes	Dec. 2024	2,307,539	(2,940)
9	10 Year U.S. Treasury Notes	Dec. 2024	1,028,531	(71)
7	10 Year U.S. Ultra Treasury Notes	Dec. 2024	828,078	76
10	20 Year U.S. Treasury Bonds	Dec. 2024	1,241,875	7,470
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	798,563	11,046
				11,996
				$15,178
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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